FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 259,002	¥ 1,803,117		¥ 1,441,802
Term deposit				96,969
Prepaid expenses and other current assets	9,675	67,358		58,247
Amounts due from related parties	204,138	1,421,170		656,399
Total current assets	630,937	4,392,452		2,857,456
Total assets	743,306	5,174,743		3,258,481
Current liabilities:
Accrued expense and other current liabilities	50,598	352,249		213,975
Amount due to related parties	2,121	14,769		10,695
Total current liabilities	356,489	2,481,800		1,387,692
Total liabilities	384,550	2,677,155		1,448,903
Equity
Additional paid-in capital	212,431	1,478,902		1,373,577
Accumulated retained earnings	130,801	910,612		340,046
Accumulated other comprehensive income	15,956	111,081		97,141
Total equity	358,756	2,497,588		1,809,578	¥ 228,164	¥ 30,179
Total liabilities and equity	743,306	5,174,743		3,258,481
Class A Ordinary Shares
Equity
Ordinary shares	8	57		36
Class B Ordinary Shares
Equity
Ordinary shares	14	98		115
Parent Company
Current assets:
Cash and cash equivalents	57,256	398,604	$ 65,839	458,371	¥ 34,470	¥ 40,518
Term deposit				96,969
Prepaid expenses and other current assets	58	402		3,782
Amounts due from related parties	76,625	533,449		314,658
Total current assets	133,939	932,455		873,780
Investments in subsidiaries	229,085	1,594,844		963,064
Total assets	363,024	2,527,299		1,836,844
Current liabilities:
Accrued expense and other current liabilities	24	166		4,564
Amount due to related parties	3,790	26,383		21,365
Total current liabilities	3,814	26,549		25,929
Total liabilities	3,814	26,549		25,929
Equity
Additional paid-in capital	212,431	1,478,902		1,373,577
Accumulated retained earnings	130,801	910,612		340,046
Accumulated other comprehensive income	15,956	111,081		97,141
Total equity	359,210	2,500,750		1,810,915
Total liabilities and equity	363,024	2,527,299		1,836,844
Parent Company | Class A Ordinary Shares
Equity
Ordinary shares	8	57		36
Parent Company | Class B Ordinary Shares
Equity
Ordinary shares	$ 14	¥ 98		¥ 115